Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Portfolio of Investments (Unaudited)

March 31, 2020

	Shares/ Principal	Fair Value
U.S. Treasury Securities - 52.0%
U.S. Treasury Note, 1.63%, 8/15/29 (Cost - $16,126,653)	$15,360,000	$16,671,000

Exchange Traded Funds - 33.1%
Debt Funds - 13.0%
iShares 7-10 Year Treasury Bond ETF	8,100	983,988
iShares Short Maturity Bond ETF	32,757	1,588,387
SPDR Bloomberg Barclays 1-3 Month T-Bill ETF	17,350	1,589,781
Total Debt Funds		4,162,156
Equity Funds - 20.1%
iShares Core S&P 500 ETF	8,736	2,257,383
SPDR S&P 500 ETF Trust	7,463	1,923,588
Vanguard S&P 500 ETF	9,521	2,254,763
Total Equity Funds		6,435,734
Total Exchange Traded Funds (Cost - $9,506,388)		10,597,890
Short-Term Investments - 13.4%
Money Market Funds - 13.4%
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 0.34%(a) (Cost - $4,297,530)	4,297,530	4,297,530

Total Investments - 98.5% (Cost - $29,930,571)		$31,566,420
Other Assets Less Liabilities - Net 1.5%		492,487
Total Net Assets - 100.0%		$32,058,907

(a)	The rate shown is the annualized seven-day yield at period end.

Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio

Portfolio of Investments (Unaudited) (Continued)

March 31, 2020

Futures Contracts

					Fair
					Value/Unrealized
					Appreciation
	Counterparty	Contracts	Expiration Date	Notional Value	(Depreciation)
Long Futures Contracts
Euro Stoxx 50 Index Future	Credit Suisse	12	6/19/2020	$361,697	$56,872
Nikkei 225 (OSE) Future	Credit Suisse	3	6/11/2020	525,775	(17,785)
					39,087
Short Futures Contracts
S&P 500 E-Mini Future	Credit Suisse	31	6/19/2020	3,983,035	(257,627)
Total Net Unrealized Depreciation on Futures contracts					$(218,540)